Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Net earned premium	$ 13,229.7	$ 12,066.0
Interest and dividends	880.2	783.5
Share of profit (loss) of associates	169.6	221.1
Net gains on investments	1,716.2	252.9
Other revenue	5,537.1	4,434.2
Income	21,532.8	17,757.7
Property
Disclosure of products and services [line items]
Net earned premium	4,575.8	4,103.8
Casualty
Disclosure of products and services [line items]
Net earned premium	7,374.2	6,786.3
Specialty
Disclosure of products and services [line items]
Net earned premium	1,279.7	1,175.9
Operating companies
Disclosure of products and services [line items]
Net earned premium	12,587.6	11,661.4
Interest and dividends	657.0	544.1
Share of profit (loss) of associates	56.0	93.7
Net gains on investments	1,258.5	(524.7)
Other revenue	0.0	0.0
Operating companies | Property
Disclosure of products and services [line items]
Net earned premium	4,472.0	4,103.8
Operating companies | Casualty
Disclosure of products and services [line items]
Net earned premium	6,995.0	6,397.2
Operating companies | Specialty
Disclosure of products and services [line items]
Net earned premium	1,120.6	1,160.4
Reportable segments | Runoff
Disclosure of products and services [line items]
Net earned premium	642.1	404.6
Interest and dividends	55.8	43.7
Share of profit (loss) of associates	(6.3)	0.8
Net gains on investments	168.2	(107.6)
Other revenue	0.0	0.0
Reportable segments | Property | Runoff
Disclosure of products and services [line items]
Net earned premium	103.8	0.0
Reportable segments | Casualty | Runoff
Disclosure of products and services [line items]
Net earned premium	379.2	389.1
Reportable segments | Specialty | Runoff
Disclosure of products and services [line items]
Net earned premium	$ 159.1	$ 15.5
Product Concentration | Net Premiums Earned
Disclosure of products and services [line items]
Allocation of net premiums earned	100.00%	100.00%
Product Concentration | Net Premiums Earned | Property
Disclosure of products and services [line items]
Allocation of net premiums earned	34.60%	34.00%
Product Concentration | Net Premiums Earned | Casualty
Disclosure of products and services [line items]
Allocation of net premiums earned	55.70%	56.30%
Product Concentration | Net Premiums Earned | Specialty
Disclosure of products and services [line items]
Allocation of net premiums earned	9.70%	9.70%
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 1,240.3	$ 1,119.2
Interest and dividends	65.0	67.0
Share of profit (loss) of associates	1.1	6.3
Net gains on investments	0.5	(55.6)
Other revenue	0.0	0.0
Northbridge | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	538.0	490.3
Northbridge | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	581.4	523.2
Northbridge | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	120.9	105.7
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	3,179.2	2,755.4
Interest and dividends	175.9	139.9
Share of profit (loss) of associates	55.1	65.8
Net gains on investments	149.5	(111.4)
Other revenue	0.0	0.0
Odyssey Group | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,598.8	1,398.3
Odyssey Group | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,288.2	1,099.2
Odyssey Group | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	292.2	257.9
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	2,193.8	1,960.9
Interest and dividends	85.9	64.6
Share of profit (loss) of associates	19.1	4.1
Net gains on investments	75.2	(144.2)
Other revenue	0.0	0.0
Crum & Forster | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	293.8	253.9
Crum & Forster | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,771.6	1,623.6
Crum & Forster | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	128.4	83.4
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	735.0	804.3
Interest and dividends	33.1	32.3
Share of profit (loss) of associates	(16.4)	4.4
Net gains on investments	22.5	(57.6)
Other revenue	0.0	0.0
Zenith National | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	39.1	35.5
Zenith National | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	695.9	768.8
Zenith National | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	0.0	0.0
Brit | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,641.9	1,479.7
Interest and dividends	73.5	55.3
Share of profit (loss) of associates	(2.4)	5.3
Net gains on investments	62.1	(63.1)
Other revenue	0.0	0.0
Brit | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	494.3	490.7
Brit | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	844.3	618.5
Brit | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	303.3	370.5
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	2,335.4	2,286.8
Interest and dividends	148.9	117.2
Share of profit (loss) of associates	13.3	(3.8)
Net gains on investments	210.2	(66.9)
Other revenue	0.0	0.0
Allied World | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	832.1	794.5
Allied World | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,394.1	1,362.4
Allied World | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	109.2	129.9
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	215.2	189.5
Fairfax Asia | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	74.7	75.7
Fairfax Asia | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	113.7	93.0
Fairfax Asia | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	26.8	20.8
Other | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,046.8	1,065.6
Interest and dividends	57.0	46.7
Share of profit (loss) of associates	(13.7)	16.7
Net gains on investments	106.2	45.8
Other revenue	0.0	0.0
Other | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	601.2	564.9
Other | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	305.8	308.5
Other | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 139.8	$ 192.2